accounting policy developments - Impacts of application of IFRS 15, Consolidated statement of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 1,624	$ 1,578
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,267	2,169
Deferred income taxes	74	467
Share-based compensation expense, net	6	17
Net employee defined benefit plans expense	95	82
Employer contributions to employee defined benefit plans	(53)	(67)
Non-current contract assets	(62)	(44)
Income from equity accounted investments	(170)	(4)
Shares settled from Treasury	100
Other	(79)	(32)
Net change in non-cash operating working capital	256	(219)
Cash provided by operating activities	4,058	3,947
Change arising from designation of financial assets as being accounted for at fair value through net income		1
Change arising from designation of financial assets as being accounted for at fair value through other comprehensive income		(1)
Excluding effects of IFRS 15
OPERATING ACTIVITIES
Net income	1,476	1,480
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,267	2,169
Deferred income taxes	19	430
Share-based compensation expense, net	6	17
Net employee defined benefit plans expense	95	82
Employer contributions to employee defined benefit plans	(53)	(67)
Income from equity accounted investments	(170)	(4)
Shares settled from Treasury	100
Other	(76)	(18)
Net change in non-cash operating working capital	394	(142)
Cash provided by operating activities	4,058	3,947
IFRS 15 effects
OPERATING ACTIVITIES
Net income	148	98
Adjustments to reconcile net income to cash provided by operating activities:
Deferred income taxes	55	37
Non-current contract assets	(62)	(44)
Other	(3)	(14)
Net change in non-cash operating working capital	$ (138)	$ (77)